Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026 [1]
C000236514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Access First Priority CLO Bond ETF (AAA)
Average Annual Return, Percent	4.98%	4.40%	4.11%
Bloomberg US Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	4.64%	0.65%	0.21%
Bloomberg Floating Rate Note 5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Floating Rate Note <5 Years Index
Average Annual Return, Percent	4.83%	4.16%	3.83%

[1]	The Fund commenced operations on September 8, 2020.